SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Profit/(Loss) before income taxes	$ 36,895,017	$ (3,061,539)	$ (7,525,533)	$ (8,077,221)	$ 482,783
Statutory income tax rate			16.50%	16.50%	16.50%
Income tax benefit at statutory rate			$ 1,241,713	$ 1,332,741	$ (79,659)
Items not subject to taxes			(165,000)	(165,000)	40,011
Over/(Under) provision of tax			14,530		35,050
Tax loss from previous periods utilized				(176,170)
Temporary timing difference			8,757	(3,224)	4,598
Total income tax expense	$ 85,600	$ 350,000	$ 1,100,000	$ 988,347